Pension and other post-employment benefits	6 Months Ended
Jun. 30, 2026
Retirement Benefits [Abstract]
Pension and other post-employment benefits	Pension and other post-employment benefits
The following tables list the components of net benefit costs for the pension plans and other post-employment benefits ("OPEB"). Service cost is recorded as part of operating expenses, and non-service costs have been recorded outside of operating income in the unaudited interim condensed consolidated statements of operations.

	Pension benefits
	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Service cost	$2.8	$2.8	$6.2	$6.1
Non-service costs
Interest cost	8.3	7.8	16.7	16.4
Expected return on plan assets	(10.0)	(9.3)	(20.1)	(18.6)
Amortization of net actuarial gains	(1.1)	(0.6)	(2.2)	(1.0)
Amortization of prior service credits	(0.3)	(0.4)	(0.6)	(0.7)
Impact of regulatory accounts	3.7	4.7	8.1	3.5
	0.6	2.2	1.9	(0.4)
Net benefit cost	$3.4	$5.0	$8.1	$5.7
7.Pension and other post-employment benefits (continued)

	OPEB
	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Service cost	$0.6	$0.7	$1.3	$1.4
Non-service costs
Interest cost	2.9	3.1	5.8	5.7
Expected return on plan assets	(3.1)	(2.9)	(6.2)	(5.5)
Amortization of net actuarial gains	(1.4)	(1.4)	(2.8)	(2.6)
Amortization of prior service credits	—	(0.2)	(0.1)	(0.4)
Impact of regulatory accounts	2.1	2.0	4.0	3.7
	0.5	0.6	0.7	0.9
Net benefit cost	$1.1	$1.3	$2.0	$2.3